Business Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total assets	$ 796,226	$ 728,249
Separate account assets	203,023	183,138
Separate account liabilities	203,023	183,138
Latin America [Member]
Segment Reporting Information [Line Items]
Total assets	20,315	22,079
Separate account assets	2,880	2,691
Separate account liabilities	2,880	2,691
Asia [Member]
Segment Reporting Information [Line Items]
Total assets	115,806	111,832
Separate account assets	6,599	6,737
Separate account liabilities	6,599	6,737
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Total assets	30,040	29,090
Separate account assets	6	237
Separate account liabilities	6	237
Retail [Member]
Segment Reporting Information [Line Items]
Total assets	301,591	277,948
Separate account assets	128,208	116,357
Separate account liabilities	128,208	116,357
Group, Voluntary & Worksite Benefits [Member]
Segment Reporting Information [Line Items]
Total assets	45,197	40,036
Separate account assets	479	492
Separate account liabilities	479	492
Corporate Benefit Funding [Member]
Segment Reporting Information [Line Items]
Total assets	195,217	179,672
Separate account assets	64,851	56,624
Separate account liabilities	64,851	56,624
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Total assets	88,060	67,592
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0